Average Annual Total Returns	12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Total Return Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.70%	[1]
UVA Unconstrained Medium-Term Fixed Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.06%	(0.30%)	15.66%	[1]
Performance Inception Date			Aug. 21, 2017
UVA Unconstrained Medium-Term Fixed Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.37%	(1.69%)	4.00%	[1]
UVA Unconstrained Medium-Term Fixed Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	(0.79%)	6.99%	[1]

[1]	The Fund commenced operations on August 21, 2017.